Principal Accountant Fees and Service	12 Months Ended
Jun. 30, 2024
Principal Accountant Fees and Service
Principal Accountant Fees and Service

C. Principal Accountant Fees and Service

Audit Fees

For the fiscal years ended June 30, 2024 and 2023, we were billed a total consolidated amount of ARS 954.5 million and ARS 240.6 million respectively, for professional services rendered by our principal accountants for the audit of our annual Audited Consolidated Financial Statements, performance of the audit of internal controls over financial reporting of the company and other services normally provided in connection with regulatory filings or engagements.

Audit-Related Fees

For the fiscal year ended June 30, 2024 and 2023 we were billed a total consolidated amount of ARS 0.0 million and ARS 13.5 million for professional services rendered by the principal accountant and not included under the prior category, mainly in connection with assurance services over non-financial information.

Tax Fees

For the fiscal years ended June 30, 2024 and 2023, we were billed a total consolidated amount of ARS 24.6 million and ARS 11.5 million, respectively, for professional services rendered by our principal accountants for tax compliance and tax advisory services.

All Other Fees

For the fiscal year ended June 30, 2024 and June 30, 2023 no fees related to services other than Audit Fees, Audit-Related Fees and Tax Fees were billed by our principal accountants.

Audit Committee Pre-Approval Policies and Procedures

Audit Committee pre-approves all services and fees provided by the external auditors to ensure auditors’ independence. One of the main tasks of the Audit Committee is to give it opinion in relation to the appointment of the external auditors, proposed by the Board of Directors to the General Shareholder’s Meeting. In order to accomplish such task, the Audit Committee shall:

Require any additional and complementary documentation related to this analysis.

Verify the independence of the external auditors;

Consider the professional experience and the adequacy of the external auditors’ work to international standards and the criteria they adopt to ensure their independence from the Company.

During the fiscal year, the Audit Committee carries out the following:

•	Analyzes the professional services that the external auditor would provide to the Company, evaluating the type of service and the corresponding fees, to maintain the independence principle of the external auditor with the company. According to the result of the analysis, the services are pre-approved by the Audit Committee.

•	Reports the fees invoiced by the external auditor during the year, separating them for accounting audit services and for other special services not included in the former.

•	Analyze and supervise the working plan of the external auditors considering the business’ reality and the estimated risks;

•	Propose adjustments (if necessary) to such working plan;

•	Hold meetings with the external auditors in order to: (a) analyze the difficulties, results and conclusions of the proposed working plan; (b) analyze eventual possible conflicts of interests, related party transactions, compliance with the legal framework and information transparency; and

•	Evaluate the performance of external auditors and their opinion regarding our Financial Statements.